Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MMC
Entity Registrant Name	MARSH & MCLENNAN COMPANIES, INC.
Entity Central Index Key	0000062709
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer